DIVIDEND PAYABLE (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Dividends Payable [Line Items]
Dividend due to shareholders	$ 812	$ 840
Dividend payable	$ 812	$ 840